MAJOR CUSTOMERS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
MAJOR CUSTOMERS

The Company had three major customers that accounted for 44% and three major customers that accounted for 72% of the Company’s revenues for the three months ended March 31, 2014 and 2013, respectively. The Company expects to continue to maintain these relationships with the customers.

The Company had two major customers that accounted for 58% and two major customers that accounted for 52% of the Company’s revenues for the years ended December 31, 2013 and 2012, respectively. The Company expects to continue to maintain these relationships with the customers.